UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2018

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments:

Putnam Short-Term Municipal Income Fund

The fund's portfolio
2/28/18 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
FHA Insd. — Federal Housing Administration Insured
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.09% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (102.9%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.6%)

Jefferson, Cnty. Rev. Bonds (Warrants), 5.00%, 9/15/22	AA	$100,000	$112,484

			112,484
Arizona (1.2%)

AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	50,000	50,762

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Royal Oaks Life Care Cmnty.), 4.00%, 5/15/22	A/F	100,000	106,750

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 3.75%, 7/1/24	BBB-	25,000	26,000

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), 3.00%, 7/1/20	BB	25,000	24,805

			208,317
California (8.2%)

CA State Charter School Fin. Auth. 144A Rev. Bonds (Summit Pub. Schools), 5.00%, 6/1/22	Baa3	105,000	114,890

CA State Infrastructure & Econ. Dev. Bank FRN (J. Paul Getty Trust (The)), Ser. A-2, 1.635%, 10/1/47	Aaa	300,000	301,401

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (5/1/18) (Republic Svcs., Inc.), Ser. A, 1.65%, 8/1/23	A-2	150,000	150,021

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/2/18) (Southern CA Edison Co.), 1.375%, 4/1/28	Aa3	75,000	74,992

Irvine, Special Tax Bonds (Cmnty. Fac. Dist. No. 2005), Ser. 2, 4.00%, 9/1/18	BBB+	75,000	75,851

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. A, 5.25%, 5/15/24	AA	20,000	20,155

Northern CA Gas Auth. No. 1 FRN Rev. Bonds, Ser. B, 1.765%, 7/1/19	A3	250,000	250,238

Riverside, Wtr. FRN Mandatory Put Bonds (1/15/20), Ser. A-17, 1.72%, 10/1/35	VMIG1	195,000	195,002

Roseville, Special Tax Bonds (Westpark Cmnty. Pub. Fac. Dist. No. 1), 4.00%, 9/1/19	BBB-/P	40,000	41,204

San Francisco City & Cnty., Arpt. Commission Rev. Bonds, Ser. 2-34E, 5.75%, 5/1/20 (Prerefunded 5/1/18)	A1	245,000	246,750

			1,470,504
Colorado (4.3%)

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds (Evangelical Lutheran Good Samaritan Society), 5.00%, 6/1/20	BBB	100,000	105,945

Denver City & Cnty., Arpt. FRN Mandatory Put Bonds (11/15/19) (Denver Intl. Arpt.), Ser. B, 1.962%, 11/15/31	A1	195,000	195,940

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/19) (Sr. Libor Index), Ser. A, 1.986%, 9/1/39	A3	100,000	100,253

High Plains Co. Metro. Dist. G.O. Bonds, NATL, 4.00%, 12/1/21	Baa2	150,000	159,323

Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.00%, 12/1/22	Ba1	100,000	99,603

U. of CO Hosp. Auth. Mandatory Put Bonds (3/1/22) (UCHA Oblig. Group.), Ser. C-2, 5.00%, 11/15/38	Aa3	100,000	110,013

			771,077
Connecticut (2.2%)

CT State Hlth. & Edl. Fac. Auth.
Mandatory Put Bonds (2/3/20) (Yale U.) Ser. A, 1.30%, 7/1/48	VMIG1	250,000	248,353
Mandatory Put Bonds (2/6/19) (Yale U.) Ser. U1, 1.00%, 7/1/33	VMIG1	140,000	139,511

			387,864
District of Columbia (2.3%)

DC, G.O. Bonds, Ser. B, AGM, 3.80%, 6/1/20	Aa1	150,000	153,366

Washington DC, Convention & Sports Auth. Dedicated Tax Rev. Bonds, Ser. A, 5.00%, 10/1/19	Aa3	250,000	263,120

			416,486
Florida (1.1%)

Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds
(Baptist Hlth. Care Corp. Oblig. Grp.), Ser. A, 5.125%, 8/15/20	A3	30,000	32,238
(Baptist Hosp., Inc.), 5.00%, 8/15/18	A3	60,000	60,941

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 4.00%, 11/15/19	A-/F	100,000	103,688

			196,867
Georgia (4.1%)

Atlanta, Tax Alloc. Bonds (Atlantic Station), 5.00%, 12/1/21	A3	150,000	165,023

Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (4/3/18) (GA Pwr. Co. Plant Vogle), Ser. 5, 1.80%, 10/1/32	A3	200,000	200,024

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds (Riverside Military Academy), 5.00%, 3/1/27	BBB-/F	75,000	81,506

Main St. Natural Gas, Inc. Rev. Bonds
Ser. B, 5.00%, 3/15/20	A3	85,000	90,132
Ser. A, 5.00%, 3/15/18	A3	200,000	200,250

			736,935
Illinois (7.7%)

Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/21	BBB+	50,000	53,126
5.00%, 1/1/19	BBB+	50,000	51,011

Chicago, Board of Ed. G.O. Bonds, Ser. E, 5.00%, 12/1/21	B	100,000	105,400

Chicago, Transit Auth. Rev. Bonds (Federal Transit Administration Section 5307), 5.00%, 6/1/18	A	100,000	100,807

Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/23	A	200,000	218,456
Ser. C, 5.00%, 1/1/19	A	100,000	102,641

IL Edl. Fac. Auth. Mandatory Put Bonds (2/13/20) (U. of Chicago (The)), Ser. B-1, 1.80%, 7/1/36	VMIG1	200,000	200,038

IL State G.O. Bonds
Ser. A, 5.00%, 4/1/21	Baa3	100,000	104,431
5.00%, 1/1/21	Baa3	150,000	156,171

IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/23	A-/F	75,000	84,336
(Riverside Hlth. Syst.), 5.00%, 11/15/19	A+	100,000	105,374

Metro. Pier & Exposition Auth. Rev. Bonds (McCormick Place Expansion), Ser. A
NATL, zero %, 6/15/18	BB+	5,000	4,962
NATL, U.S. Govt. Coll., zero %, 6/15/18 (Escrowed to Maturity)	AAA/P	95,000	94,618

			1,381,371
Kentucky (0.3%)

KY State Econ. Dev. Fin. Auth. Rev. Bonds (Owensboro Hlth.), Ser. A, 5.00%, 6/1/20	Baa3	45,000	47,493

			47,493
Maryland (0.5%)

MD Econ. Dev. Corp. Rev. Bonds (Towson U. Sr. Student Hsg.), 4.00%, 7/1/20	BBB	85,000	89,427

			89,427
Massachusetts (1.3%)

MA State Dev. Fin. Agcy. Rev. Bonds (UMass Memorial Hlth. Care Oblig. Group), Ser. I, 5.00%, 7/1/19	BBB+	100,000	103,810

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4.00%, 12/1/44	Aa1	125,000	129,270

			233,080
Michigan (4.6%)

Great Lakes, Wtr. Auth. Supply Syst. Rev. Bonds, Ser. D, 5.00%, 7/1/24	Baa1	100,000	113,236

MI State Fin. Auth. Rev. Bonds
(Unemployment Oblig. Assmt.), Ser. B, 5.00%, 7/1/21	Aaa	500,000	505,800
(Henry Ford Hlth. Syst.), 5.00%, 11/15/19	A	100,000	105,374

Ypsilanti, School Dist. G.O. Bonds, Ser. A, Q-SBLF, 4.00%, 5/1/18	AA-	100,000	100,402

			824,812
Minnesota (5.4%)

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 1.09%, 11/15/35	VMIG1	300,000	300,000

Minneapolis, Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/18	A+	100,000	101,761

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.00%, 7/1/38	Aa1	70,000	72,831

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. A, 1.05%, 11/15/38	A-1+	500,000	500,000

			974,592
Mississippi (2.8%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. C, 1.07%, 12/1/30	VMIG1	500,000	500,000

			500,000
Missouri (2.6%)

KS City, Sanitation Swr. Syst. Rev. Bonds, Ser. B, 5.00%, 1/1/25(FWC)	Aa2	150,000	168,407

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. C, 1.08%, 9/1/30	VMIG1	300,000	300,000

			468,407
Montana (0.3%)

MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	60,000	61,099

			61,099
Nebraska (0.6%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5.25%, 12/1/18	A3	100,000	102,599

			102,599
Nevada (3.4%)

Las Vegas, Redev. Agcy. Tax Alloc. Bonds, 5.00%, 6/15/22	BBB+	100,000	111,520

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 1.22%, 6/1/42	VMIG1	500,000	500,000

			611,520
New Jersey (8.3%)

Atlantic City, G.O. Bonds (Tax Appeal), Ser. B, AGM, 5.00%, 3/1/20	AA	200,000	211,166

NJ State Econ. Dev. Auth. Rev. Bonds
Ser. B, 5.00%, 11/1/21	Baa1	100,000	108,005
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/19	Baa1	100,000	103,823
Ser. AAA, 5.00%, 6/15/19	Baa1	100,000	103,606

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds (Princeton HealthCare Syst.), Ser. A, 5.00%, 7/1/19	Baa2	100,000	103,984

NJ State Hlth. Care Fac. Fin. Auth. VRDN (Virtua Hlth.), Ser. C, 0.99%, 7/1/43	A-1	500,000	500,000

NJ State Tpk. Auth. FRN Mandatory Put Bonds (1/1/21), Ser. C-5, 1.562%, 1/1/28	A+	150,000	150,860

NJ State Trans. Trust Fund Auth. Rev. Bonds (Federal Hwy. Reimbursement Notes), 5.00%, 6/15/19	A+	200,000	207,212

			1,488,656
New Mexico (1.4%)

Farmington, Poll. Control
Mandatory Put Bonds (6/1/22) (Pub. Svcs. Co. of NM), Ser. B, 2.125%, 6/1/40	BBB+	100,000	98,219
Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), Ser. A, 1.875%, 4/1/29	Aa3	150,000	149,316

			247,535
New York (8.8%)

Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.54%, 11/1/26	AA	195,000	194,850

Monroe Cnty., G.O. Bonds, BAM, 4.00%, 6/1/19	AA	100,000	102,787

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	200,000	209,028

Niagara Frontier Trans. Auth. Rev. Bonds (Buffalo Niagara Intl. Arpt.), Ser. B, 5.00%, 4/1/19	Baa1	150,000	155,342

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Culinary Inst. of America), 5.00%, 7/1/19	Baa2	100,000	104,078

NY State Energy Research & Dev. Auth. Gas Fac. FRN (Brooklyn Union Gas), Ser. A-1, NATL, 2.187%, 12/1/20	VMIG1	200,000	200,000

NY State Mtge. Agcy. Rev. Bonds, Ser. 186, 2.00%, 4/1/19	Aa1	500,000	500,690

TSASC, Inc. Rev. Bonds, Ser. A, 4.00%, 6/1/19	A	100,000	102,674

			1,569,449
Ohio (1.8%)

Franklin Cnty., Mandatory Put Bonds (5/1/18) (CHE Trinity Hlth. Credit Group), Ser. OH, 1.27%, 12/1/46	VMIG1	200,000	200,000

Lancaster, Port Auth. FRN Mandatory Put Bonds (8/1/19) (Gas), 1.835%, 5/1/38	A1	125,000	125,126

			325,126
Pennsylvania (4.6%)

Bethlehem, Area School Dist. Auth. FRN Mandatory Put Bonds (11/1/21), 1.607%, 1/1/30	A1	150,000	150,425

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds (Foulkeways at Gwynedd), 3.00%, 12/1/18	BBB	100,000	100,766

PA State Tpk. Comm. FRN, Ser. A-2, 1.74%, 12/1/18	A1	300,000	300,411

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds (Cultural & Coml. Corridors Program), Ser. A, 4.00%, 12/1/18	A+	100,000	101,841

Philadelphia, School Dist. G.O. Bonds, Ser. D, 5.00%, 9/1/20	A2	50,000	53,296

State Public School Bldg. Auth. Palease Rev. Bonds (Philadelphia School Dist.), 5.00%, 6/1/23	A2	100,000	110,457

			817,196
Puerto Rico (0.7%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/19	Baa2	125,000	126,205

			126,205
Rhode Island (0.6%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/22	BBB+	100,000	109,576

			109,576
South Carolina (1.2%)

Myrtle Beach, Tax Allocation Bonds (Myrtle Beach Air Force Base), 5.00%, 10/1/19	A2	100,000	105,172

SC State Pub. Svcs. Auth. Rev. Bonds (Santee Cooper), Ser. D, 5.00%, 12/1/22	A1	100,000	110,862

			216,034
Texas (11.6%)

Dallas, Indpt. School Dist. Mandatory Put Bonds (2/15/19) (Multi-modal School Bldg.), Ser. B-3, PSFG, 5.00%, 2/15/36	Aaa	210,000	216,825

Deer Park, Mandatory Put Bonds (10/1/19) (Indpt. School Dist.), PSFG, 3.00%, 10/1/42(FWC)	AAA	500,000	509,825

Fort Bend Indpt. School Dist. Mandatory Put Bonds (8/1/21), Ser. D, PSFG, 1.50%, 8/1/42	AAA	500,000	493,580

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 1.11%, 12/1/24	A-1+	365,000	365,000

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	75,000	87,650

San Antonio, Elec. & Gas Syst. Mandatory Put Bonds (12/1/19), Ser. A, 2.25%, 2/1/33	Aa2	200,000	202,090

Tomball, Mandatory Put Bonds (8/15/19) (Indpt. School Bldg. & Dist.), Ser. B-3, PSFG, 1.10%, 2/15/43	Aaa	200,000	198,456

			2,073,426
Utah (2.8%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 1.11%, 5/15/37	VMIG1	500,000	500,000

			500,000
Vermont (0.6%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr. (UVM)), Ser. A, 3.00%, 12/1/18	A2	100,000	101,087

			101,087
Virginia (2.3%)

VA State College Bldg. Auth. Edl. Fac. Rev. Bonds (Pub. Higher Ed. Fin.), Ser. PG-B, 5.00%, 9/1/19	Aa1	400,000	420,712

			420,712
Washington (2.8%)

Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/2/20) (Elec. Syst.), 2.00%, 1/1/44	AA	400,000	400,680

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22) (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.169%, 1/1/42	A	100,000	100,922

			501,602
West Virginia (0.7%)

WV State Econ. Dev. Auth. Poll Control Rev. Bonds (Appalachian Pwr. Co. - Amos), Ser. C, 3.25%, 5/1/19	A-	50,000	50,388

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. Mandatory Put Bonds (4/1/19) (Appalachian Pwr. Co. - Amos), Ser. A, 1.90%, 3/1/40	A-	75,000	74,657

			125,045
Wisconsin (1.2%)

Pub. Fin. Auth. Rev. Bonds (Denver Intl. Arpt. Great Hall), 5.00%, 9/30/22	BBB-	100,000	109,890

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Ascension Hlth. Alliance Sr. Credit Group), Ser. B-1, 4.00%, 11/15/19	Aa2	100,000	104,048

			213,938
TOTAL INVESTMENTS

Total investments (cost $18,475,176)			$18,430,521

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2017 through February 28, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $17,910,282.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	22.6%
	Local debt	15.5
	Utilities	13.2

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	—	18,430,521	—

Totals by level	$—	$18,430,521	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2018